UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY	10017
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

November 30, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 74.4%
Treasury Bills - 73.9%
U.S. Treasury Bills
0.13%, 12/02/10*	$11,000,000	$10,999,923
0.13%, 12/16/10*	26,100,000	26,098,641
0.16%, 12/30/10*	12,000,000	11,998,445
0.16%, 1/13/11*	22,500,000	22,497,381
0.12%, 2/03/11*	25,000,000	24,994,000
0.14%, 2/10/11*	5,000,000	4,998,670

Total Treasury Bills		101,587,060
U.S. Government Agencies - 0.5%
Federal Home Loan Mortgage Corp. 0.35%, 4/01/11**	800,000	800,558
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $102,386,984)		102,387,618
CORPORATE BONDS - 14.2%
Banks - 5.3%
KeyCorp
0.94%, 12/15/10**(a)	800,000	800,248
Regions Bank
0.94%, 12/10/10**(a)	2,100,000	2,100,474
2.75%, 12/10/10(a)	2,400,000	2,401,456
Union Bank NA
0.37%, 3/16/11**(a)	2,000,000	2,000,742

Total Banks		7,302,920
Financials - 8.9%
General Electric Capital Corp.
0.37%, 3/11/11**(a)	1,500,000	1,501,017
Goldman Sachs Group, Inc.
0.80%, 12/03/10**(a)	2,000,000	2,000,095
0.37%, 3/15/11**(a)	1,200,000	1,200,612
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	4,400,000	4,400,291
0.36%, 2/23/11**(a)	1,000,000	1,000,573
Morgan Stanley
2.90%, 12/01/10(a)	1,085,000	1,085,076
0.87%, 3/04/11**(a)	1,000,000	1,001,731

Total Financials		12,189,395
TOTAL CORPORATE BONDS (Cost: $19,489,669)		19,492,315
MONEY MARKET FUND - 1.9%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $2,608,208)	2,608,208	2,608,208
REPURCHASE AGREEMENT - 9.4%

Citigroup, Inc. tri-party repurchase agreement dated 11/30/10, 0.26% due 12/01/10; Proceeds at maturity - $12,903,189 (fully collateralized by Ginnie Mae, 3.50% - 8.50% due 1/15/14 - 11/15/40; Market value - $13,548,252)

(Cost: $12,903,096)	12,903,096	12,903,096
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $137,387,957)(c)		137,391,237
Other Assets in Excess of Liabilities - 0.1%		105,178

NET ASSETS - 100.0%		$137,496,415

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at November 30, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of November 30, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

November 30, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 62.2%
Treasury Bills - 59.3%
U.S. Treasury Bills
0.14%, 12/02/10*	$45,000,000	$44,999,668
0.15%, 12/09/10*	36,000,000	35,998,725
0.21%, 12/16/10*	77,800,000	77,796,010
0.16%, 12/30/10*	56,000,000	55,992,744
0.16%, 1/13/11*	83,100,000	83,089,913
0.13%, 1/27/11*	10,000,000	9,997,946
0.12%, 2/03/11*	47,800,000	47,788,528
0.13%, 2/10/11*	23,800,000	23,793,669
0.16%, 3/31/11*	10,000,000	9,994,670

Total Treasury Bills		389,451,873
U.S. Government Agencies - 2.9%
Federal Home Loan Mortgage Corp.
0.33%, 12/07/10*	15,000,000	14,999,656
0.35%, 4/01/11**	3,900,000	3,902,722

Total U.S. Government Agencies		18,902,378
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $408,351,097)		408,354,251
CORPORATE BONDS - 4.7%
Banks - 1.8%
KeyCorp
0.94%, 12/15/10**(a)	1,200,000	1,200,372
Regions Bank
2.75%, 12/10/10(a)	8,450,000	8,455,128
Union Bank NA
0.37%, 3/16/11**(a)	2,000,000	2,000,742

Total Banks		11,656,242
Financials - 2.9%
Goldman Sachs Group, Inc.
0.80%, 12/03/10**(a)	1,327,000	1,327,063
0.37%, 3/15/11**(a)	3,000,000	3,001,530
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	9,700,000	9,700,642
0.80%, 12/02/10**(a)	920,000	920,027
0.36%, 2/23/11**(a)	2,000,000	2,001,146
Morgan Stanley
0.87%, 3/04/11**(a)	2,000,000	2,003,462

Total Financials		18,953,870
TOTAL CORPORATE BONDS (Cost: $30,606,777)		30,610,112
MONEY MARKET FUND - 1.8%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $11,482,100)	11,482,100	11,482,100
REPURCHASE AGREEMENT - 31.1%

Citigroup, Inc. tri-party repurchase agreement dated 11/30/10, 0.26% due 12/01/10; Proceeds at maturity - $204,276,029 (fully collaterized by Ginnie Mae, 4.00% - 6.50% due 7/20/24 - 8/15/44; Market value - $214,488,281)

(Cost: $204,274,553)	204,274,553	204,274,553
TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $654,714,527)(c)		654,721,016
Cash and Other Assets in Excess of Liabilities - 0.2%		1,589,640

NET ASSETS - 100.0%		$656,310,656

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at November 30, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of November 30, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

November 30, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 71.0%
Treasury Bills - 70.0%
U.S. Treasury Bills
0.13%, 12/02/10*	$27,000,000	$26,999,806
0.15%, 12/09/10*	26,000,000	25,999,079
0.21%, 12/16/10*	54,200,000	54,197,310
0.16%, 12/30/10*	22,000,000	21,997,135
0.19%, 1/13/11*	34,800,000	34,795,399
0.12%, 2/03/11*	18,500,000	18,495,560
0.13%, 2/10/11*	5,000,000	4,998,670
0.13%, 2/17/11*	13,700,000	13,696,137

Total Treasury Bills		201,179,096
U.S. Government Agencies - 1.0%
Federal Home Loan Mortgage Corp.
0.36%, 3/09/11**	300,000	300,136
Federal National Mortgage Association
0.34%, 12/01/10*	2,000,000	1,999,994
0.17%, 5/13/11**	500,000	500,087

Total U.S. Government Agencies		2,800,217
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $203,978,960)		203,979,313
CORPORATE BONDS - 2.1%
Banks - 0.9%
Citigroup Funding, Inc.
0.21%, 5/05/11**(a)	300,000	299,964
Regions Bank
2.75%, 12/10/10(a)	2,000,000	2,001,214
Suntrust Bank
0.94%, 12/16/10**(a)	100,000	100,030
Union Bank NA
0.37%, 3/16/11**(a)	115,000	115,042

Total Banks		2,516,250
Financials - 1.2%
Goldman Sachs Group, Inc.
0.37%, 3/15/11**(a)	400,000	400,204
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	2,600,000	2,600,172
0.42%, 4/01/11**(a)	400,000	400,102

Total Financials		3,400,478
TOTAL CORPORATE BONDS (Cost: $5,917,458)		5,916,728
MONEY MARKET FUND - 1.8%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $5,142,137)	5,142,137	5,142,137
REPURCHASE AGREEMENT - 27.2%

Citigroup, Inc. tri-party repurchase agreement dated 11/30/10, 0.26% due 12/01/10; Proceeds at maturity - $78,016,142 (fully collateralized by Ginnie Mae, 3.50% - 7.00% due 9/15/18 - 6/15/44; Market value - $81,916,357)

(Cost: $78,015,578)	78,015,578	78,015,578
TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $293,054,133)(c)		293,053,756
Liabilities in Excess of Other Assets - (2.1)%		(5,955,156)

NET ASSETS - 100.0%		$287,098,600

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at November 30, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of November 30, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Euro Fund (EU)

November 30, 2010

Investments	Principal Amount	Value
TIME DEPOSITS - 47.4%
Banks - 47.4%
Royal Bank of Scotland PLC
0.24%, 12/03/10	1,662,170 EUR	$2,163,728
UBS AG
0.35%, 12/03/10	1,593,518 EUR	2,074,361

TOTAL TIME DEPOSITS (Cost: $4,360,340)		4,238,089
FOREIGN GOVERNMENT OBLIGATIONS - 37.0%
Sovereign - 37.0%
Belgium Treasury Bill
0.60%, 1/20/11*	400,000 EUR	520,240
Buoni Ordinari Del Tes Treasury Bill
1.00%, 2/15/11*	250,000 EUR	324,471
Dutch Treasury Certificates
0.36%, 12/31/10*	300,000 EUR	390,312
0.62%, 1/31/11*	350,000 EUR	455,236
French Treasury Bills
0.50%, 1/13/11*	350,000 EUR	455,296
0.65%, 1/27/11*	300,000 EUR	390,197
German Treasury Bills
0.47%, 1/12/11*	300,000 EUR	390,305
0.56%, 2/23/11*	296,000 EUR	384,951

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,476,060)		3,311,008
CORPORATE BONDS - 8.8%
Banks - 8.8%
Kreditanstalt Fuer Wiederaufbau
2.25%, 1/31/11	300,000 EUR	391,553
Nordea Bank Danmark AS
4.00%, 1/17/11	300,000 EUR	391,919

TOTAL CORPORATE BONDS (Cost: $844,837)		783,472
TOTAL INVESTMENTS IN SECURITIES - 93.2% (Cost: $8,681,237)(a)		8,332,569
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 6.8%		608,129

NET ASSETS - 100.0%		$8,940,698

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR - euro

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

November 30, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 63.0%
Treasury Bills - 57.0%
U.S. Treasury Bills
0.13%, 12/02/10*	$1,200,000	$1,199,992
0.15%, 12/09/10*	2,500,000	2,499,911
0.23%, 12/16/10*	3,000,000	2,999,859
0.16%, 12/30/10*	2,050,000	2,049,734
0.19%, 1/13/11*	4,050,000	4,049,479
0.13%, 1/27/11*	500,000	499,897

Total Treasury Bills		13,298,872
U.S. Government Agencies - 6.0%
Federal Home Loan Mortgage Corp. 0.35%, 4/01/11**	1,400,000	1,400,977
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $14,699,462)		14,699,849
CORPORATE BONDS - 7.0%
Banks - 2.6%
Regions Bank
2.75%, 12/10/10(a)	500,000	500,303
Union Bank NA
0.37%, 3/16/11**(a)	100,000	100,037

Total Banks		600,340
Financials - 4.4%
Goldman Sachs Group, Inc.
0.37%, 3/15/11**(a)	400,000	400,204
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	630,000	630,042

Total Financials		1,030,246
TOTAL CORPORATE BONDS (Cost: $1,630,604)		1,630,586
MONEY MARKET FUND - 2.1%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $500,974)	500,974	500,974
REPURCHASE AGREEMENT - 30.9%

Citigroup, Inc. tri-party repurchase agreement dated 11/30/10, 0.26% due 12/01/10; Proceeds at maturity - $7,206,144 (fully collateralized by Ginnie Mae, 3.50% - 7.50% due 8/15/13 - 11/15/40; Market value - $7,566,397)

(Cost: $7,206,092)	7,206,092	7,206,092
TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $24,037,132)(c)		24,037,501
Liabilities in Excess of Other Assets - (3.0)%		(710,673)

NET ASSETS - 100.0%		$23,326,828
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at November 30, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of November 30, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

November 30, 2010

Investments	Principal Amount	Value
TIME DEPOSITS - 48.8%
Banks - 48.8%
Mizuho International PLC
0.05%, 12/03/10	267,734,600 JPY	$3,196,068
UBS AG
0.05%, 12/03/10	241,972,603 JPY	2,888,535

TOTAL TIME DEPOSITS (Cost: $6,113,796)		6,084,603
FOREIGN GOVERNMENT OBLIGATIONS - 22.0%
Sovereign - 22.0%
Japan Treasury Bills
0.11%, 12/27/10, Series 139*	100,000,000 JPY	1,193,658
0.10%, 1/12/11, Series 140*	50,000,000 JPY	596,801
0.11%, 1/17/11, Series 142*	80,000,000 JPY	954,866

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,775,284)		2,745,325
REPURCHASE AGREEMENT - 21.8%

Repurchase agreement dated 11/30/10, 0.10% due 12/01/10 with Royal Bank of Scotland; Proceeds at maturity - 228,419,708 JPY (fully collateralized by Japan Government Bond, 0.20% due 8/15/12; Market value - $2,763,944)

(Cost: $2,726,748)	228,419,708 JPY	2,726,748
TOTAL INVESTMENTS IN SECURITIES - 92.6% (Cost: $11,615,828)(a)		11,556,676
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 7.4%		919,384

NET ASSETS - 100.0%		$12,476,060

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY - Japanese yen

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

November 30, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 70.3%
Treasury Bills - 67.1%
U.S. Treasury Bills
0.13%, 12/02/10*	$1,200,000	$1,199,992
0.15%, 12/09/10*	2,100,000	2,099,926
0.13%, 12/16/10*	2,700,000	2,699,853
0.16%, 12/30/10*	2,250,000	2,249,708
0.16%, 1/13/11*	5,300,000	5,299,263
0.13%, 1/27/11*	500,000	499,897
0.12%, 2/03/11*	2,100,000	2,099,496
0.14%, 2/10/11*	3,000,000	2,999,202

Total Treasury Bills		19,147,337
U.S. Government Agencies - 3.2%
Federal Home Loan Mortgage Corp. 0.35%, 4/01/11**	900,000	900,628
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $20,047,772)		20,047,965
CORPORATE BONDS - 3.7%
Banks - 0.4%
Union Bank NA 0.37%, 3/16/11**(a)	100,000	100,037
Financials - 3.3%
Goldman Sachs Group, Inc.
0.37%, 3/15/11**(a)	200,000	200,102
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	680,000	680,045
0.36%, 2/23/11**(a)	75,000	75,043

Total Financials		955,190
TOTAL CORPORATE BONDS (Cost: $1,055,123)		1,055,227
MONEY MARKET FUND - 1.8%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $522,610)	522,610	522,610
REPURCHASE AGREEMENT - 22.9%

Citigroup, Inc. tri-party repurchase agreement dated 11/30/10, 0.26% due 12/01/10; Proceeds at maturity - $6,537,264 (fully collateralized by Ginnie Mae, 3.50% - 7.50% due 10/15/13 - 10/20/40; Market value - $6,864,078)

(Cost: $6,537,217)	6,537,217	6,537,217
TOTAL INVESTMENTS IN SECURITIES - 98.7% (Cost: $28,162,722)(c)		28,163,019
Other Assets in Excess of Liabilities - 1.3%		365,244

NET ASSETS - 100.0%		$28,528,263
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at November 30, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of November 30, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

November 30, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 64.5%
Treasury Bills - 63.7%
U.S. Treasury Bills
0.13%, 12/02/10*	$1,500,000	$1,499,989
0.15%, 12/09/10*	1,350,000	1,349,953
0.11%, 12/16/10*	1,000,000	999,955
0.16%, 12/30/10*	700,000	699,909
0.16%, 1/13/11*	2,350,000	2,349,706
0.13%, 1/27/11*	200,000	199,959
0.12%, 2/03/11*	640,000	639,846
0.14%, 2/10/11*	100,000	99,973

Total Treasury Bills		7,839,290
U.S. Government Agencies - 0.8%
Federal Home Loan Mortgage Corp. 0.35%, 4/01/11**	100,000	100,070
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $7,939,261)		7,939,360
CORPORATE BONDS - 5.0%
Banks - 0.8%
Union Bank NA 0.37%, 3/16/11**(a)	100,000	100,037
Financials - 4.2%
Goldman Sachs Group, Inc.
0.37%, 3/15/11**(a)	100,000	100,051
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	290,000	290,019
Morgan Stanley
0.87%, 3/04/11**(a)	125,000	125,217

Total Financials		515,287
TOTAL CORPORATE BONDS (Cost: $615,335)		615,324
MONEY MARKET FUND - 1.8%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $222,335)	222,335	222,335
REPURCHASE AGREEMENT - 30.0%

Citigroup, Inc. tri-party repurchase agreement dated 11/30/10, 0.26% due 12/01/10; Proceeds at maturity - $3,701,707 (fully collateralized by Ginnie Mae, 4.50% - 12.50% due 6/15/12 - 10/15/40; Market value - $3,886,764)

(Cost: $3,701,680)	3,701,680	3,701,680
TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $12,478,611)(c)		12,478,699
Liabilities in Excess of Other Assets - (1.3)%		(160,632)

NET ASSETS - 100.0%		$12,318,067
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at November 30, 2010. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of November 30, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2010

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 69.1%
Sovereign - 69.0%
Federal Republic of Brazil
12.50%, 1/05/16	17,176,000 BRL	$11,459,655
10.25%, 1/10/28	20,060,000 BRL	12,060,027
Indonesia Government
9.50%, 6/15/15, Series FR27	23,665,000,000 IDR	2,938,169
10.75%, 5/15/16, Series FR30	27,000,000,000 IDR	3,527,983
Korea Treasury Bond
3.75%, 6/10/13, Series 1306	12,360,000,000 KRW	10,811,375
4.50%, 3/10/15, Series 1503	11,643,160,000 KRW	10,384,687
5.00%, 6/10/20, Series 2006	11,618,920,000 KRW	10,538,413
Malaysian Government
3.84%, 8/12/15, Series 0110	51,993,000 MYR	16,747,228
4.01%, 9/15/17, Series 0210	50,195,000 MYR	16,256,699
4.38%, 11/29/19, Series 0902	46,540,000 MYR	15,363,695
Mexican Bonos Desarr
7.75%, 12/14/17, Series M10	133,977,000 MXN	11,588,790
8.50%, 12/13/18, Series M10	124,340,000 MXN	11,158,292
Nota do Tesouro Nacional
10.00%, 1/01/13	6,390,000 BRL	3,561,934
Poland Government Bond
5.50%, 10/25/19, Series 1019	30,503,000 PLN	9,557,997
5.25%, 10/25/20, Series 1020	37,440,000 PLN	11,454,129
5.75%, 9/23/22, Series 0922	36,352,000 PLN	11,409,971
Republic of Chile
5.50%, 8/05/20	7,689,500,000 CLP	16,493,832
Republic of Colombia
12.00%, 10/22/15	14,062,000,000 COP	9,505,460
7.75%, 4/14/21	9,612,000,000 COP	5,662,586
Republic of Peru
7.84%, 8/12/20	39,620,000 PEN	15,882,124
Republic of Philippines
4.95%, 1/15/21	675,000,000 PHP	16,270,614
Republic of South Africa
7.25%, 1/15/20, Series R207	67,195,000 ZAR	8,833,510
10.50%, 12/21/26, Series R186	60,044,000 ZAR	10,020,035
Thailand Government Bond
5.25%, 5/12/14	310,800,000 THB	11,119,669
4.13%, 11/18/16	310,380,000 THB	10,789,930
5.13%, 3/13/18	277,990,000 THB	10,235,310
Turkey Government Bond
10.00%, 6/17/15	18,890,000 TRY	13,388,303
10.50%, 1/15/20	5,625,000 TRY	4,098,817

Total Sovereign		301,119,234
Sovereign Agency - 0.1%
Kommunekredit
8.00%, 7/05/13	6,000,000 MXN	504,799

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $307,023,561)		301,624,033

Investments	Principal Amount	Value
SUPRANATIONAL BONDS - 19.2%
Banks - 19.2%
Asian Development Bank
8.00%, 5/09/11	12,400,000 MXN	$1,009,541
13.50%, 6/27/12	550,000 TRY	396,291
9.25%, 4/30/13	14,180,000 BRL	8,441,301
6.55%, 1/28/15	43,850,000 MXN	3,518,320
6.50%, 9/15/15	5,660,000 ZAR	750,235
European Bank for Reconstruction & Development
8.10%, 10/20/11	500,000 TRY	334,646
6.00%, 2/14/12	11,850,000 RUB	383,113
9.25%, 9/10/12	6,645,000 BRL	3,896,592
8.00%, 2/18/13	41,490,000 ZAR	6,048,095
6.75%, 5/12/17	127,300,000 RUB	3,970,399
European Investment Bank
6.25%, 6/14/12	16,300,000 RUB	526,222
11.25%, 2/14/13	3,000,000 BRL	1,837,309
6.25%, 3/11/13	98,350,000 RUB	3,152,982
8.00%, 10/21/13	12,980,000 ZAR	1,897,907
9.57%, 3/02/15*(a)	4,555,000 TRY	2,162,978
9.63%, 4/01/15	3,280,000 TRY	2,299,059
6.50%, 12/15/15	88,150,000 RUB	2,757,844
6.50%, 9/30/16	70,600,000 RUB	2,200,307
Inter-American Development Bank
7.65%, 1/26/11	7,500,000 MXN	603,810
9.00%, 8/28/12	430,000 BRL	252,552
9.50%, 1/06/14	4,240,000 BRL	2,538,724
8.00%, 1/26/16	11,500,000 MXN	1,006,289
8.50%, 7/28/16	5,180,000 ZAR	742,992
7.50%, 12/05/24	37,471,000 MXN	3,029,305
International Bank for Reconstruction & Development
6.00%, 12/14/12	16,850,000 MXN	1,388,160
5.00%, 7/01/13	60,400,000 MXN	4,878,832
6.50%, 9/11/13	6,350,000 MXN	530,640
7.50%, 10/23/13	10,700,000 RUB	354,146
6.25%, 12/11/13	21,300,000 RUB	690,978
5.25%, 11/24/14	5,600,000 RUB	173,537
4.63%, 11/17/15	3,600,000 MXN	278,910
8.75%, 3/01/17	16,900,000 ZAR	2,498,310
10.00%, 3/02/17	3,875,000 TRY	2,825,974
13.63%, 5/09/17	1,550,000 TRY	1,295,189
7.50%, 3/05/20	26,230,000 MXN	2,228,497
International Finance Corp.
11.25%, 7/17/12	2,000,000 TRY	1,417,142
17.00%, 7/17/12	1,350,000 TRY	1,025,714
Kreditanstalt Fuer Wiederaufbau
6.00%, 2/14/12	7,060,000 RUB	231,478
6.35%, 5/22/12	34,000,000 RUB	1,108,779
7.25%, 12/17/12	690,000 TRY	460,390
8.50%, 1/15/13	260,000 TRY	177,257
7.63%, 11/04/14	570,000 TRY	376,528
Landwirtschaftliche Rentenbank
10.13%, 2/05/14	770,000 TRY	541,385
8.50%, 2/22/16	27,550,000 MXN	2,399,808
Nordic Investment Bank
8.09%, 3/28/11	35,500,000 MXN	2,877,244
10.00%, 5/14/13	4,085,000 BRL	2,452,156

TOTAL SUPRANATIONAL BONDS (Cost: $85,423,333)		83,967,867
MONEY MARKET FUND - 1.4%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $6,187,716)	6,187,716	6,187,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2010

Investments	Principal Amount	Value
REPURCHASE AGREEMENT - 8.0%

Citigroup, Inc. tri-party repurchase agreement dated 11/30/10, 0.26% due 12/01/10; Proceeds at maturity - $35,008,226 (fully collateralized by Ginnie Mae, 3.50% - 8.00% due 10/15/21 - 11/15/40; Market value - $36,758,372)

(Cost: $35,007,973)	$35,007,973	$35,007,973
TOTAL INVESTMENTS IN SECURITIES - 97.7% (Cost: $433,642,583)(c)		426,787,589
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.3%		9,918,111

NET ASSETS - 100.0%		$436,705,700

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
CLP	-	Chilean peso
COP	-	Colombian peso
IDR	-	Indonesia rupiah
KRW	-	South Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian nuevo sol
PHP	-	Philippines peso
PLN	-	Polish zloty
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish new lira
ZAR	-	South African rand

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.

(b)	Rate shown represents annualized 7-day yield as of November 30, 2010.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

November 30, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 74.9%
Treasury Bills - 74.9%
U.S. Treasury Bills
0.13%, 12/02/10*	$1,600,000	$1,599,989
0.15%, 12/16/10*	2,100,000	2,099,874
0.16%, 12/30/10*	2,200,000	2,199,715
0.13%, 1/13/11*	6,800,000	6,799,060
0.13%, 1/27/11*	300,000	299,938
0.12%, 2/03/11*	1,800,000	1,799,568
0.14%, 2/10/11*	3,700,000	3,699,016
0.16%, 3/31/11*	200,000	199,893

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $18,697,046)		18,697,053
MONEY MARKET FUND - 1.8%
Invesco Treasury Fund Private Class, 0.02%(a)
(Cost: $450,694)	450,694	450,694
REPURCHASE AGREEMENT - 24.6%

Citigroup, Inc. tri-party repurchase agreement dated 11/30/10, 0.26% due 12/01/10; Proceeds at maturity - $6,152,078 (fully collateralized by Ginnie Mae, 3.50% - 8.00% due 6/15/13 - 11/15/40; Market value - $6,459,636)

(Cost: $6,152,033)	6,152,033	6,152,033
TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $25,299,773)(b)		25,299,780
Liabilities in Excess of Other Assets - (1.3)%		(325,613)

NET ASSETS - 100.0%		$24,974,167
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of November 30, 2010.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of November 30, 2010, the Trust offered 44 investment funds. These notes relate only to the Schedule of Investments for the WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”), WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”), WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”) and WisdomTree Dreyfus Commodity Currency Fund (“Commodity Currency Fund”) (each a “Fund,” collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008; the Japanese Yen Fund commenced operations on May 21, 2008; the New Zealand Dollar Fund and South African Rand Fund commenced operations on June 25, 2008; the Emerging Currency Fund commenced operations on May 6, 2009; the Emerging Markets Local Debt Fund commenced operations on August 9, 2010 and the Commodity Currency Fund commenced operations on September 24, 2010.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non governmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. The value of any assets or liabilities denominated in a currency other than the U.S. dollar is converted into U.S. dollars using the exchange rate prevailing on the respective dates of such transactions. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at NAV.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of November 30, 2010 in valuing each Fund’s assets carried at fair value:

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$19,492,315	$—
Money Market Fund	—	2,608,208	—
Repurchase Agreement	—	12,903,096	—
U.S. Government Agencies	—	800,558	—
U.S. Government Treasury	—	101,587,060	—
Total	—	137,391,237	—
Other Financial Instruments*	—	38,767	—
Total - Net	$—	$137,430,004	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$30,610,112	$—
Money Market Fund	—	11,482,100	—
Repurchase Agreement	—	204,274,553	—
U.S. Government Agencies	—	18,902,378	—
U.S. Government Treasury	—	389,451,873	—
Total	—	654,721,016	—
Other Financial Instruments*	—	1,577,984	—
Total - Net	$—	$656,299,000	$—

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$5,916,728	$—
Money Market Fund	—	5,142,137	—
Repurchase Agreement	—	78,015,578	—
U.S. Government Agencies	—	2,800,217	—
U.S. Government Treasury	—	201,179,096	—
Total		293,053,756
Other Financial Instruments*	—	(3,896,691)	—
Total - Net	$—	$289,157,065	$—

Euro Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$783,472	$—
Foreign Government Obligations	—	3,311,008	—
Time Deposits	—	4,238,089	—
Total	$—	$8,332,569	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,630,586	$—
Money Market Fund	—	500,974	—
Repurchase Agreement	—	7,206,092	—
U.S. Government Agencies	—	1,400,977	—
U.S. Government Treasury	—	13,298,872	—
Total	—	24,037,501	—
Other Financial Instruments*	—	(717,842)	—
Total - Net	$—	$23,319,659	$—

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$2,745,325	$—
Repurchase Agreement	—	2,726,748	—
Time Deposits	—	6,084,603	—
Total	$—	$11,556,676	$—

New Zealand Dollar Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,055,227	$—
Money Market Fund	—	522,610	—
Repurchase Agreement	—	6,537,217	—
U.S. Government Agencies	—	900,628	—
U.S. Government Treasury	—	19,147,337	—
Total	—	28,163,019	—
Other Financial Instruments*	—	365,510	—
Total - Net	$—	$28,528,529	$—

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$615,324	$—
Money Market Fund	—	222,335	—
Repurchase Agreement	—	3,701,680	—
U.S. Government Agencies	—	100,070	—
U.S. Government Treasury	—	7,839,290	—
Total	—	12,478,699	—
Other Financial Instruments*	—	(160,269)	—
Total - Net	$—	$12,318,430	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$83,967,867	$—
Foreign Government Obligations	—	301,624,033	—
Money Market Fund	—	6,187,716	—
Repurchase Agreement	—	35,007,973	—
Total	—	426,787,589	—
Other Financial Instruments*	—	363,452	—
Total - Net	$—	$427,151,041	$—

Commodity Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$450,694	$—
Repurchase Agreement	—	6,152,033	—
U.S. Government Treasury	—	18,697,053	—
Total	—	25,299,780	—
Other Financial Instruments*	—	(315,363)	—
Total - Net	$—	$24,984,417	$—
*	Other financial instruments include foreign forward currency and swap contracts. The fair value of these contracts is represented by net unrealized appreciation or depreciation in this table.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, have been adopted by the Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred at November 30, 2010. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU 2010-06 may have on the Funds’ financial statement disclosures.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds have invested in derivatives, specifically forward foreign currency contracts and swaps during the period ended November 30, 2010 which are detailed in the forward foreign currency and swap agreement contract tables herein. The volume of the derivatives that is presented is consistent with the derivative activity during the period ended November 30, 2010. The Funds’ management is not aware of any credit-risk contingent feature on the forward foreign currency contracts held by the Funds.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions.

Repurchase Agreements — Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into forward contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following forward contracts were open as of November 30, 2010:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund
	12/02/10	BRL	9,854,673	USD	5,714,842	$(27,640)
	12/02/10	BRL	29,564,021	USD	17,467,664	240,217
	12/02/10	BRL	29,564,021	USD	17,472,826	245,379
	12/02/10	BRL	59,128,044	USD	34,217,618	(237,276)
	12/02/10	BRL	59,128,043	USD	34,257,267	(197,627)
	12/02/10	BRL	59,128,046	USD	34,207,721	(247,174)
	12/02/10	BRL	59,128,044	USD	34,257,268	(197,627)
	12/02/10	BRL	1,970,938	USD	1,148,498	—
	12/02/10	BRL	106,923,212	USD	62,305,933	—
	12/02/10	BRL	76,373,723	USD	44,504,238	—
	12/02/10	USD	44,512,019	BRL	76,373,723	(7,781)
	12/02/10	USD	62,276,901	BRL	106,923,212	29,032
	12/02/10	USD	35,605,052	BRL	61,098,981	(1,660)
	12/02/10	USD	35,647,011	BRL	61,098,976	(43,621)
	12/02/10	USD	16,078,952	BRL	27,593,089	—
	12/02/10	USD	57,424,824	BRL	98,546,740	—
	12/02/10	USD	34,454,894	BRL	59,128,044	—
	1/04/11	USD	34,328,319	BRL	59,609,409	99,172
	1/04/11	USD	34,289,812	BRL	59,609,410	137,679
	1/04/11	USD	34,277,983	BRL	59,609,412	149,510
	1/04/11	USD	34,329,308	BRL	59,609,410	98,184
						$38,767
Chinese Yuan Fund
	12/21/10	CNY	33,506,419	USD	5,030,994	$9,786
	12/21/10	CNY	33,506,418	USD	5,021,193	(15)
	12/21/10	USD	101,222,950	CNY	678,193,763	409,869
	12/21/10	USD	5,055,582	CNY	33,710,623	(3,773)
	12/21/10	USD	5,062,885	CNY	33,759,314	(3,778)
	12/21/10	USD	5,055,297	CNY	33,794,663	9,106
	12/21/10	USD	20,228,314	CNY	135,165,593	27,343
	12/21/10	USD	5,052,376	CNY	33,765,029	7,587
	12/21/10	USD	10,099,893	CNY	67,537,981	21,220
	12/21/10	USD	10,274,496	CNY	68,741,516	26,976
	12/21/10	USD	5,051,928	CNY	33,767,085	8,343
	3/11/11	USD	9,445,958	CNY	62,744,778	(11,386)
	3/11/11	USD	5,362,910	CNY	35,574,863	(13,722)
	3/11/11	USD	5,041,863	CNY	33,604,018	10,980
	3/11/11	USD	5,042,221	CNY	33,616,489	12,498
	3/11/11	USD	5,038,029	CNY	33,643,957	20,820
	3/11/11	USD	5,036,520	CNY	33,643,957	22,328
	3/11/11	USD	20,172,259	CNY	134,266,558	16,634
	3/11/11	USD	10,089,161	CNY	67,133,279	5,285
	3/11/11	USD	5,062,754	CNY	33,578,717	(13,715)
	3/11/11	USD	10,126,272	CNY	67,157,433	(28,193)
	3/11/11	USD	20,249,490	CNY	134,314,867	(53,333)
	3/11/11	USD	5,058,512	CNY	33,555,641	(12,943)
	3/11/11	USD	5,058,131	CNY	33,555,641	(12,562)
	3/11/11	USD	25,281,871	CNY	167,858,984	(41,878)
	3/11/11	USD	35,004,880	CNY	235,442,822	397,308
	5/27/11	USD	79,893,831	CNY	538,564,315	1,501,777
	5/27/11	USD	40,050,567	CNY	268,126,528	472,582
	5/27/11	USD	5,007,707	CNY	33,582,683	67,793
	5/27/11	USD	70,701,225	CNY	467,052,293	(113,546)
	9/30/11	CNY	14,676,261	USD	2,278,923	44,277
	9/30/11	CNY	136,382	USD	21,092	326
	9/30/11	USD	47,175,908	CNY	309,709,834	(18,678)
	9/30/11	USD	5,144,270	CNY	33,129,100	(99,947)
	9/30/11	USD	5,118,414	CNY	33,095,667	(79,181)
	9/30/11	USD	15,240,823	CNY	99,339,687	(115,103)
	9/30/11	USD	5,080,274	CNY	33,113,229	(38,368)
	9/30/11	USD	5,123,451	CNY	33,087,249	(85,500)
	9/30/11	USD	15,332,918	CNY	99,180,980	(231,362)
	9/30/11	USD	5,122,208	CNY	33,086,902	(84,310)
	9/30/11	USD	15,309,313	CNY	99,204,348	(204,199)
	9/30/11	USD	5,117,499	CNY	33,089,750	(79,167)
	9/30/11	USD	10,245,378	CNY	66,169,776	(170,195)
						$1,577,984

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Currency Fund
	12/02/10	BRL	10,508,379	USD	6,081,238	$(28,640)
	12/02/10	BRL	10,508,380	USD	6,088,285	(21,593)
	12/02/10	BRL	10,508,379	USD	6,088,284	(21,593)
	12/02/10	BRL	10,508,381	USD	6,079,480	(30,399)
	12/02/10	BRL	3,279,362	USD	1,910,939	4,222
	12/02/10	BRL	330,002	USD	192,298	425
	12/02/10	BRL	655,683	USD	382,077	844
	12/02/10	BRL	25,288,829	USD	14,736,221	32,559
	12/02/10	USD	20,704,595	BRL	35,797,210	108,946
	12/02/10	USD	192,365	BRL	330,002	(492)
	12/02/10	USD	194,769	BRL	329,647	(3,103)
	12/02/10	USD	379,222	BRL	656,813	2,668
	12/02/10	USD	567,773	BRL	984,802	4,820
	12/02/10	USD	1,902,955	BRL	3,279,362	3,762
	12/02/10	USD	380,327	BRL	655,683	907
	12/02/10	USD	6,123,407	BRL	10,508,379	(13,529)
	12/02/10	USD	5,740,672	BRL	9,851,567	(12,684)
	12/02/10	USD	5,357,456	BRL	9,193,930	(11,837)
	1/4/2011	USD	6,093,535	BRL	10,580,815	17,428
	1/4/2011	USD	6,093,360	BRL	10,580,815	17,603
	1/4/2011	USD	6,086,525	BRL	10,580,815	24,438
	1/4/2011	USD	6,084,426	BRL	10,580,816	26,538
	1/27/11	USD	20,458,484	CLP	10,204,691,715	367,272
	1/27/11	USD	194,401	CLP	95,305,178	98
	1/27/11	USD	198,827	CLP	95,357,506	(4,221)
	1/27/11	USD	393,003	CLP	190,567,183	(4,093)
	1/27/11	USD	587,713	CLP	285,922,242	(4,202)
	1/27/11	USD	1,978,126	CLP	953,456,832	(32,310)
	1/27/11	USD	396,137	CLP	190,641,001	(7,077)
	1/27/11	USD	20,730,774	CNY	137,590,147	(94,293)
	1/27/11	USD	191,477	CNY	1,263,171	(2,020)
	1/27/11	USD	191,236	CNY	1,259,862	(2,275)
	1/27/11	USD	385,261	CNY	2,554,282	(2,157)
	1/27/11	USD	576,582	CNY	3,828,214	(2,406)
	1/27/11	USD	1,931,769	CNY	12,792,173	(13,133)
	1/27/11	USD	385,987	CNY	2,554,269	(2,885)
	1/27/11	USD	20,627,354	ILS	75,308,407	(156,827)
	1/27/11	USD	192,239	ILS	696,993	(2,781)
	1/27/11	USD	194,341	ILS	697,958	(4,621)
	1/27/11	USD	379,202	ILS	1,394,486	(149)
	1/27/11	USD	569,361	ILS	2,091,207	(924)
	1/27/11	USD	1,914,728	ILS	6,974,206	(18,981)
	1/27/11	USD	384,430	ILS	1,395,077	(5,216)
	1/27/11	USD	10,406,431	INR	469,330,046	(312,845)
	1/27/11	USD	10,401,818	INR	469,330,045	(308,232)
	1/27/11	USD	192,151	INR	8,623,749	(6,686)
	1/27/11	USD	193,033	INR	8,593,825	(8,211)
	1/27/11	USD	377,294	INR	17,223,459	(6,880)
	1/27/11	USD	566,109	INR	25,825,915	(10,688)
	1/27/11	USD	1,876,492	INR	85,868,259	(29,777)
	1/27/11	USD	376,616	INR	17,173,698	(7,272)
	1/27/11	USD	20,596,555	KRW	23,377,089,972	(485,806)
	1/27/11	USD	193,231	KRW	216,321,681	(7,134)
	1/27/11	USD	195,167	KRW	216,654,834	(8,784)
	1/27/11	USD	379,664	KRW	430,729,018	(9,118)
	1/27/11	USD	572,838	KRW	648,968,629	(14,546)
	1/27/11	USD	1,903,236	KRW	2,164,550,724	(41,125)
	1/27/11	USD	383,218	KRW	432,998,447	(10,720)
	1/27/11	USD	20,601,036	MXN	258,998,285	47,248
	1/27/11	USD	193,028	MXN	2,395,413	(2,057)
	1/27/11	USD	195,192	MXN	2,396,338	(4,147)
	1/27/11	USD	385,732	MXN	4,784,504	(4,294)
	1/27/11	USD	574,236	MXN	7,176,515	(2,098)
	1/27/11	USD	1,934,696	MXN	23,933,349	(26,642)
	1/27/11	USD	387,264	MXN	4,790,360	(5,359)
	1/27/11	USD	20,782,495	MYR	64,806,053	(329,004)
	1/27/11	USD	192,011	MYR	596,194	(3,846)
	1/27/11	USD	193,174	MYR	596,716	(4,844)
	1/27/11	USD	379,619	MYR	1,192,004	(3,410)
	1/27/11	USD	569,387	MYR	1,787,876	(5,114)
	1/27/11	USD	1,904,689	MYR	5,961,675	(23,119)
	1/27/11	USD	382,951	MYR	1,192,700	(6,522)
	1/27/11	USD	20,403,936	PLN	59,226,504	(1,348,085)
	1/27/11	USD	192,599	PLN	553,518	(14,507)
	1/27/11	USD	197,419	PLN	554,136	(19,129)
	1/27/11	USD	380,910	PLN	1,106,164	(25,007)
	1/27/11	USD	565,675	PLN	1,658,532	(32,050)
	1/27/11	USD	1,907,983	PLN	5,527,521	(129,529)
	1/27/11	USD	379,734	PLN	1,105,557	(24,026)
	1/27/11	USD	20,430,621	TRY	30,033,013	(678,096)
	1/27/11	USD	193,955	TRY	281,113	(9,069)
	1/27/11	USD	197,929	TRY	280,594	(13,384)
	1/27/11	USD	381,490	TRY	558,483	(14,180)
	1/27/11	USD	566,001	TRY	836,691	(15,715)
	1/27/11	USD	1,910,634	TRY	2,788,571	(76,609)
	1/27/11	USD	380,652	TRY	557,883	(13,735)
	1/27/11	USD	20,665,502	TWD	630,504,480	96,453
	1/27/11	USD	192,752	TWD	5,824,975	(941)
	1/27/11	USD	195,476	TWD	5,844,718	(3,014)
	1/27/11	USD	388,945	TWD	11,740,302	(2,347)
	1/27/11	USD	585,071	TWD	17,625,269	(4,687)
	1/27/11	USD	1,940,207	TWD	58,671,873	(8,194)
	1/27/11	USD	390,461	TWD	11,763,405	(3,102)
	1/27/11	USD	20,471,715	ZAR	146,526,297	13,515
	1/27/11	USD	192,975	ZAR	1,369,013	(1,579)
	1/27/11	USD	199,155	ZAR	1,368,839	(7,783)
	1/27/11	USD	386,642	ZAR	2,730,118	(4,956)
	1/27/11	USD	574,059	ZAR	4,093,325	(1,788)
	1/27/11	USD	1,923,931	ZAR	13,632,207	(18,069)
	1/27/11	USD	385,248	ZAR	2,726,013	(4,135)
						$(3,896,691)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Indian Rupee Fund
	1/27/11	USD	12,022,456	INR	542,453,201	$(356,255)
	1/27/11	USD	12,027,787	INR	542,453,202	(361,587)
						$(717,842)
New Zealand Dollar Fund
	12/15/10	USD	9,245,413	NZD	12,815,629	$278,980
	12/15/10	USD	9,245,579	NZD	12,815,629	278,813
	12/15/10	USD	2,395,490	NZD	3,201,029	(16,531)
	12/15/10	USD	2,370,137	NZD	3,201,157	8,918
	12/15/10	USD	2,476,180	NZD	3,200,522	(97,598)
	12/15/10	USD	2,465,403	NZD	3,200,185	(87,072)
						$365,510
South African Rand Fund
	1/27/11	USD	12,490,686	ZAR	88,196,732	$(160,269)
Emerging Markets Local Debt Fund
	12/02/10	RUB	802,500	USD	25,509	$34
	12/02/10	USD	2,675,689	PLN	8,347,081	19,134
	12/03/10	USD	568,667	MXN	7,096,278	(3)
	12/03/10	USD	173,816	RUB	5,471,729	(119)
	12/03/10	USD	383,689	ZAR	2,719,395	(257)
	12/15/10	IDR	16,616,842,000	USD	1,812,483	(24,675)
	12/15/10	IDR	72,000,000,000	USD	8,010,235	49,915
	12/15/10	KRW	3,249,918,000	USD	2,822,825	20,398
	12/15/10	MXN	28,926,000	USD	2,235,774	(80,882)
	12/15/10	PHP	264,000,000	USD	5,931,251	(50,396)
	12/15/10	PHP	5,000,000	USD	112,943	(345)
	12/15/10	PHP	127,490,000	USD	2,896,184	7,546
	12/15/10	PHP	27,370,000	USD	635,330	15,187
	12/15/10	PHP	101,777,050	USD	2,356,496	50,456
	12/15/10	USD	1,426,001	IDR	12,955,221,000	6,328
	12/15/10	USD	1,096,927	IDR	9,965,580,000	4,868
	12/15/10	USD	1,092,026	IDR	9,981,120,000	11,486
	12/15/10	USD	2,204,789	IDR	20,118,700,000	19,534
	12/15/10	USD	551,009	IDR	4,980,570,000	(357)
	12/15/10	USD	2,758,704	IDR	24,897,300,000	(6,058)
	12/15/10	USD	881,993	IDR	7,952,928,000	(2,717)
	12/15/10	USD	1,150,149	IDR	10,362,841,000	(4,433)
	12/15/10	USD	1,402,791	IDR	12,529,732,800	(17,504)
	12/15/10	USD	593,277	IDR	5,312,795,000	(5,894)
	12/15/10	USD	4,632,725	IDR	41,416,560,900	(53,710)
	12/15/10	USD	1,195,859	IDR	10,679,020,000	(15,186)
	12/15/10	USD	1,451,703	IDR	13,000,000,000	(14,423)
	12/15/10	USD	591,073	IDR	5,281,233,000	(7,179)
	12/15/10	USD	597,510	IDR	5,317,840,000	(9,570)
	12/15/10	USD	592,828	IDR	5,276,173,000	(9,495)
	12/15/10	USD	1,852,579	KRW	2,149,918,000	1,310
	12/15/10	USD	952,793	KRW	1,100,000,000	(4,256)
	12/15/10	USD	1,098,719	MXN	14,413,000	55,604
	12/15/10	USD	1,101,234	MXN	14,513,000	61,098
	12/15/10	USD	397,786	PHP	17,252,000	(6,895)
	12/15/10	USD	368,615	PHP	16,842,000	12,987
	12/15/10	USD	367,816	PHP	16,743,000	11,542
	12/15/10	USD	365,951	PHP	16,713,000	12,728
	12/15/10	USD	550,155	PHP	24,867,000	13,276
	12/15/10	USD	5,864,285	PHP	260,667,450	41,855
	12/15/10	USD	367,448	PHP	16,300,000	1,873
	12/15/10	USD	184,413	PHP	8,199,000	1,358
	12/15/10	USD	184,158	PHP	8,184,000	1,273
	12/15/10	USD	183,387	PHP	8,120,000	594
	12/15/10	USD	383,167	PHP	16,936,000	564
	12/15/10	USD	935,612	PHP	41,064,000	(5,194)
	12/15/10	USD	197,569	PHP	8,614,000	(2,395)
	12/15/10	USD	119,723	PHP	5,193,600	(2,048)
	12/15/10	USD	985,230	PHP	43,025,000	(10,380)
	12/15/10	USD	197,032	PHP	8,431,000	(6,004)
	12/15/10	USD	198,271	PHP	8,486,000	(5,997)
						$74,576

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Commodity Currency Fund
	12/02/10	AUD	2,630,910	USD	2,535,540	$12,367
	12/02/10	AUD	659,072	USD	635,020	2,938
	12/02/10	BRL	1,337,796	USD	775,085	(2,749)
	12/02/10	BRL	1,592,521	USD	921,331	(4,607)
	12/02/10	BRL	1,083,070	USD	627,539	(2,189)
	12/02/10	BRL	1,337,795	USD	774,187	(3,646)
	12/02/10	BRL	2,700,350	USD	1,573,539	3,477
	12/02/10	BRL	529,007	USD	308,261	681
	12/02/10	CAD	643,867	USD	631,515	4,636
	12/02/10	CAD	2,560,295	USD	2,511,324	18,582
	12/02/10	CLP	309,913,283	USD	642,001	6,477
	12/02/10	CLP	1,237,456,825	USD	2,562,022	24,430
	12/02/10	CLP	309,395,337	USD	634,176	(286)
	12/02/10	CLP	309,281,030	USD	633,941	(286)
	12/02/10	CLP	618,780,458	USD	1,268,331	(572)
	12/02/10	NOK	3,692,974	USD	598,165	3,493
	12/02/10	NOK	15,090,411	USD	2,444,484	14,505
	12/02/10	NZD	3,413,701	USD	2,563,519	23,895
	12/02/10	NZD	851,818	USD	639,571	5,860
	12/02/10	RUB	19,481,731	USD	619,835	1,397
	12/02/10	RUB	77,577,295	USD	2,468,256	5,602
	12/02/10	USD	625,229	AUD	659,072	6,854
	12/02/10	USD	316,940	AUD	329,658	(781)
	12/02/10	USD	317,470	AUD	329,545	(1,421)
	12/02/10	USD	322,025	AUD	329,424	(6,091)
	12/02/10	USD	324,864	AUD	329,324	(9,026)
	12/02/10	USD	318,577	AUD	329,308	(2,754)
	12/02/10	USD	320,668	AUD	329,135	(5,012)
	12/02/10	USD	322,670	AUD	327,308	(8,765)
	12/02/10	USD	320,756	AUD	327,208	(6,947)
	12/02/10	USD	2,176,626	BRL	3,763,278	11,453
	12/02/10	USD	307,117	BRL	529,593	804
	12/02/10	USD	305,603	BRL	529,304	2,150
	12/02/10	USD	305,784	BRL	529,007	1,796
	12/02/10	USD	779,555	BRL	1,337,795	(1,722)
	12/02/10	USD	631,123	BRL	1,083,070	(1,394)
	12/02/10	USD	471,122	BRL	808,492	(1,041)
	12/02/10	USD	625,228	CAD	643,867	1,650
	12/02/10	USD	311,346	CAD	319,843	58
	12/02/10	USD	312,156	CAD	319,929	(669)
	12/02/10	USD	314,622	CAD	320,242	(2,830)
	12/02/10	USD	314,538	CAD	319,189	(3,771)
	12/02/10	USD	309,071	CAD	319,225	1,731
	12/02/10	USD	311,866	CAD	319,557	(741)
	12/02/10	USD	318,578	CAD	321,143	(5,909)
	12/02/10	USD	314,655	CAD	321,167	(1,962)
	12/02/10	USD	625,229	CLP	309,913,283	10,295
	12/02/10	USD	320,335	CLP	154,661,043	(3,179)
	12/02/10	USD	321,382	CLP	154,619,987	(4,310)
	12/02/10	USD	319,057	CLP	154,678,813	(1,865)
	12/02/10	USD	320,665	CLP	154,400,172	(4,044)
	12/02/10	USD	317,002	CLP	154,554,123	(65)
	12/02/10	USD	313,649	CLP	154,613,236	3,409
	12/02/10	USD	320,675	CLP	154,934,286	(2,959)
	12/02/10	USD	320,403	CLP	154,995,165	(2,562)
	12/02/10	USD	2,536,448	CLP	1,237,456,825	1,144
	12/02/10	USD	625,229	NOK	3,692,974	(30,556)
	12/02/10	USD	320,742	NOK	1,884,101	(17,349)
	12/02/10	USD	320,864	NOK	1,884,306	(17,438)
	12/02/10	USD	322,582	NOK	1,885,204	(19,011)
	12/02/10	USD	323,325	NOK	1,888,528	(19,219)
	12/02/10	USD	318,569	NOK	1,888,659	(14,442)
	12/02/10	USD	320,315	NOK	1,890,019	(15,969)
	12/02/10	USD	314,377	NOK	1,884,816	(10,869)
	12/02/10	USD	312,542	NOK	1,884,778	(9,040)
	12/02/10	USD	625,228	NZD	851,818	8,482
	12/02/10	USD	312,124	NZD	426,300	5,022
	12/02/10	USD	314,780	NZD	426,266	2,340
	12/02/10	USD	319,364	NZD	426,353	(2,179)
	12/02/10	USD	322,498	NZD	427,660	(4,340)
	12/02/10	USD	318,279	NZD	427,649	(129)
	12/02/10	USD	321,438	NZD	427,734	(3,225)
	12/02/10	USD	329,852	NZD	425,896	(13,007)
	12/02/10	USD	328,411	NZD	425,843	(11,605)
	12/02/10	USD	625,229	RUB	19,481,731	(6,790)
	12/02/10	USD	315,551	RUB	9,686,625	(8,054)
	12/02/10	USD	316,737	RUB	9,687,727	(9,205)
	12/02/10	USD	323,493	RUB	9,686,019	(16,015)
	12/02/10	USD	317,928	RUB	9,688,064	(10,385)
	12/02/10	USD	315,074	RUB	9,689,797	(7,476)
	12/02/10	USD	315,583	RUB	9,693,764	(7,859)
	12/02/10	USD	313,393	RUB	9,723,033	(4,740)
	12/02/10	USD	310,202	RUB	9,722,266	(1,573)
	12/02/10	USD	625,229	ZAR	4,437,866	506
	12/02/10	USD	316,671	ZAR	2,228,985	(2,387)
	12/02/10	USD	318,508	ZAR	2,228,329	(4,316)
	12/02/10	USD	322,549	ZAR	2,226,472	(8,618)
	12/02/10	USD	325,173	ZAR	2,249,305	(8,024)
	12/02/10	USD	320,293	ZAR	2,249,017	(3,184)
	12/02/10	USD	319,445	ZAR	2,246,673	(2,666)
	12/02/10	USD	321,153	ZAR	2,248,811	(4,073)
	12/02/10	USD	319,689	ZAR	2,247,944	(2,731)
	12/02/10	ZAR	17,925,536	USD	2,509,507	(17,975)
	12/02/10	ZAR	4,437,866	USD	621,096	(4,639)
	1/04/11	USD	794,070	BRL	1,378,862	2,294
	1/04/11	USD	943,880	BRL	1,641,408	4,117
	1/04/11	USD	642,470	BRL	1,116,317	2,260
	1/04/11	USD	793,179	BRL	1,378,862	3,185
	3/02/11	USD	2,499,736	AUD	2,622,990	(12,169)
	3/02/11	USD	626,057	AUD	657,088	(2,894)
	3/02/11	USD	640,038	CAD	653,748	(4,696)
	3/02/11	USD	2,545,345	CAD	2,599,586	(18,948)
	3/02/11	USD	627,213	CLP	305,036,728	(6,418)
	3/02/11	USD	2,500,996	CLP	1,217,985,167	(22,217)
	3/02/11	USD	612,081	NOK	3,795,855	(3,479)
	3/02/11	USD	2,501,441	NOK	15,510,811	(14,539)
	3/02/11	USD	2,457,479	NZD	3,296,152	(22,776)
	3/02/11	USD	613,100	NZD	822,486	(5,571)
	3/02/11	USD	632,360	RUB	20,038,860	(1,612)
	3/02/11	USD	2,518,012	RUB	79,795,813	(6,341)
	3/02/11	USD	2,510,802	ZAR	18,173,307	17,219
	3/02/11	USD	621,437	ZAR	4,499,207	4,431
						$(315,363)

Currency Legend:

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CLP – Chilean peso

CNY – Chinese yuan

ILS – Israeli new shekel

IDR – Indonesian rupiah

INR – Indian rupee

KRW – South Korean won

MXN – Mexican peso

MYR—Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP—Philippine peso

PLN – Polish zloty

RUB—Russian ruble

TRY – Turkish new lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Currency, Interest Rate and Total Return Swaps — Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. Each Fund will use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long or short term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Detailed below are the swap agreements outstanding as of November 30, 2010:

Fund	Counterparty	ASC 820 Level*	Termination Date	Notional Amount (000)	Fixed Rate Paid**	Floating Rate Received	Unrealized Appreciation/ (Depreciation)
Emerging Markets Local Debt Fund	Citibank, N.A.	Level 2	5/15/2016	$8,039,450	10.75%	3 Month LIBOR	$(251,977)
	Citibank, N.A.	Level 2	5/17/2016	6,196,448	10.75%	3 Month LIBOR	54,345
	Citibank, N.A.	Level 2	7/15/2017	13,826,933	10.00%	3 Month LIBOR	486,508
							$288,876
*	ASC 820 level is not a part of regular reporting requirements for each security listed.
**	Reference asset is Indonesian Treasury Bond.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At November 30, 2010, the cost of investments for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Brazilian Real Fund	$137,387,957	$4,061	$(781)	$3,280
Chinese Yuan Fund	654,714,527	8,655	(2,166)	6,489
Emerging Currency Fund	293,054,133	1,519	(1,896)	(377)
Euro Fund	8,681,237	8,623	(357,291)	(348,668)
Indian Rupee Fund	24,037,132	462	(93)	369
Japanese Yen Fund	11,615,828	10,033	(69,185)	(59,152)
New Zealand Dollar Fund	28,162,722	459	(162)	297
South African Rand Fund	12,478,611	169	(81)	88
Emerging Markets Local Debt Fund	433,642,583	2,210,774	(9,065,768)	(6,854,994)
Commodity Currency Fund	25,299,773	91	(84)	7

4. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing through the date this report was issued. Management has determined that there are no material events that would require disclosure in the Funds’ report as of November 30, 2010.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg President
Date:	January 31, 2011

By:	/s/ Amit Muni
Amit Muni Treasurer
Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg President
Date:	January 31, 2011

By:	/s/ Amit Muni
Amit Muni Treasurer
Date:	January 31, 2011